UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS OPPORTUNITY FUND

Shares	Security	Value
COMMON STOCK – (93.50%)

ADVERTISING – (1.34%)
955,000	WPP Group PLC	$11,456,887
AUTOMOBILES & COMPONENTS – (4.15%)
246,300	Autoliv, Inc.	13,935,654
415,700	Harley-Davidson, Inc.	21,566,516
		35,502,170
AUTOMOTIVE RETAIL – (5.37%)
460,500	Advance Auto Parts, Inc.	19,175,220
1,240,000	AutoNation, Inc.*	26,722,000
		45,897,220
BROADCASTING & CABLE TV – (3.38%)
463,000	EchoStar Communications Corp., Class A*	13,820,550
519,610	NTL Inc.*	15,060,896
		28,881,446
CAPITAL GOODS – (5.58%)
304,000	American Standard Cos, Inc.	13,029,440
181,500	Franklin Electric Co., Inc.	9,898,102
501,300	Robbins & Myers, Inc.	10,828,080
16,910	Tae Young Corp.	1,209,598
474,500	Tyco International Ltd.	12,754,560
		47,719,780
CAPITAL MARKETS – (4.27%)
947,500	E*TRADE Financial Corp.*	25,563,550
33,686	Julius Baer Holding, Ltd. AG	3,046,507
62,600	Legg Mason, Inc.	7,845,658
		36,455,715
COMMERCIAL BANKS – (3.37%)
748,700	Anglo Irish Bank Corp. PLC	12,339,439
448,000	Commerce Bancorp, Inc.	16,419,200
		28,758,639
COMMERCIAL SERVICES & SUPPLIES – (0.43%)
47,500	D&B Corp.*	3,642,300
CONSUMER DURABLES & APPAREL – (6.99%)
306,200	Blount International, Inc.*	4,932,882
319,300	Garmin Ltd.	25,382,753
336,764	Hunter Douglas NV	22,364,279
87,100	Mohawk Industries, Inc.*	7,030,712
		59,710,626
CONSUMER FINANCE – (1.20%)
237,700	First Marblehead Corp.	10,280,525
CONSUMER SERVICES – (3.85%)
307,000	Apollo Group, Inc., Class A*	16,122,105

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

CONSUMER SERVICES – (Continued)
1,281,000	ServiceMaster Co.	$16,806,720
		32,928,825
DEPARTMENT STORES – (1.19%)
76,900	Sears Holdings Corp.*	10,155,799
DIVERSIFIED FINANCIAL SERVICES – (4.67%)
73,600	Groupe Bruxelles Lambert S.A.	8,187,837
178,741	Pargesa Holding S.A., Bearer Shares	17,234,491
505,900	Power Corp. of Canada	14,511,838
		39,934,166
ENERGY – (2.40%)
28,300	Tenaris S.A., ADR	5,112,961
191,500	Transocean Inc.*	15,377,450
		20,490,411
FOOD & STAPLES RETAILING – (0.84%)
132,900	Costco Wholesale Corp.	7,205,838
FOOD, BEVERAGE, & TOBACCO – (2.27%)
145,625	Heineken Holding NV	5,018,965
4,400	Lotte Chilsung Beverage Co., Ltd.	4,890,902
5,160	Lotte Confectionery Co., Ltd.	6,495,142
35,070	Nong Shim Holdings Co., Ltd.	2,959,798
		19,364,807
GENERAL MERCHANDISE STORE – (1.05%)
660,500	99 Cents Only Stores*	8,956,380
HEALTH CARE EQUIPMENT & SERVICES – (6.13%)
168,000	Cardinal Health, Inc.	12,519,360
117,400	Fisher Scientific International, Inc.*	7,989,070
197,600	IDEXX Laboratories, Inc.*	17,063,748
193,000	Lincare Holdings Inc.*	7,516,385
107,300	Zimmer Holdings, Inc.*	7,253,480
		52,342,043
HOUSEHOLD & PERSONAL PRODUCTS – (0.68%)
14,900	Amorepacific Corp.	5,827,501
INSURANCE BROKERS – (2.95%)
582,000	Brown & Brown, Inc.	19,322,400
200,800	Marsh & McLennan Cos, Inc.	5,895,488
		25,217,888
INTERNET RETAIL– (3.75%)
499,500	Expedia, Inc.*	10,127,363
757,800	Netflix Inc.*	21,949,677
		32,077,040

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

LIFE & HEALTH INSURANCE – (0.46%)
88,000	AFLAC Inc.	$3,971,440
MATERIALS – (2.26%)
105,000	Sealed Air Corp.	6,076,350
200,500	Sigma-Aldrich Corp.	13,200,920
		19,277,270
PROPERTY & CASUALTY INSURANCE – (2.63%)
197,100	Ambac Financial Group, Inc.	15,689,160
71,150	Cincinnati Financial Corp.	2,990,790
50,000	FPIC Insurance Group, Inc.*	1,880,000
5,600	Markel Corp.*	1,891,008
		22,450,958
PUBLISHING – (3.24%)
354,000	Lagardere S.C.A.	27,648,709
REINSURANCE – (1.39%)
42,000	Everest Re Group, Ltd.	3,921,540
136,825	Transatlantic Holdings, Inc.	7,997,421
		11,918,961
SOFTWARE & SERVICES – (3.52%)
1,125,747	Convera Corp. Private* (b)	8,623,222
289,800	Fiserv, Inc.*	12,309,255
224,700	Iron Mountain, Inc.*	9,154,278
		30,086,755
SPECIALTY STORES – (2.30%)
528,000	Office Depot, Inc.*	19,662,720
TECHNOLOGY HARDWARE & EQUIPMENT – (6.16%)
401,900	Agilent Technologies, Inc.*	15,091,345
312,000	Lexmark International, Inc., Class A*	14,158,560
786,300	Molex Inc., Class A	23,349,179
		52,599,084
TELECOMMUNICATION SERVICES – (1.70%)
3,308,600	Covad Communications Group, Inc.*	6,385,598
343,300	SK Telecom Co., Ltd., ADR	8,098,447
		14,484,045
THRIFT & MORTGAGE FINANCE – (2.00%)
252,000	Golden West Financial Corp.	17,110,800
UTILITIES – (1.98%)
365,000	Sempra Energy	16,957,900

Total Common Stock – (identified cost $592,533,859)	798,974,648

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Principal	Security	Value
CONVERTIBLE BONDS – (1.02%)

TELECOMMUNICATION SERVICES – (1.02%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $5,600,000)	$8,736,000

SHORT TERM INVESTMENTS – (5.47%)

9,945,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.80%,
	04/03/06, dated 03/31/06, repurchase value of $9,948,978
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.00%, 07/01/35-04/01/36, total market
	value $10,143,900)	9,945,000
13,084,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.81%,
	04/03/06, dated 03/27/06, repurchase value of $13,096,237
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-6.50%, 10/01/18-03/01/36, total market
	value $13,345,680)	13,084,000
23,678,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.83%,
	04/03/06, dated 03/31/06, repurchase value of $23,687,530
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.375%-6.125%, 09/17/10-02/01/36,
	total market value $24,151,560)	23,678,000

Total Short Term Investments – (identified cost $46,707,000)	46,707,000

Total Investments – (99.99%) – (identified cost $644,840,859) – (a)	854,417,648
Other Assets Less Liabilities – (0.01%)	107,522
Net Assets – (100%)	$854,525,170

*Non-Income Producing Security.

(a)    Aggregate cost for Federal Income Tax purposes is $656,349,910. At March 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$201,956,447
Unrealized depreciation	(3,888,709)
Net unrealized appreciation	$198,067,738

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

(b)    Restricted Securities. Restricted securities are not registered under the Securities Act of 1933 and may not be subsequently offered or sold by investors in the United States absent registration or an applicable exemption from the registration requirements. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Davis Opportunity Fund was $8,623,222 or 1.01% of the Fund’s net assets as of March 31, 2006.

(c)    Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the three months ended March 31, 2006. The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2006, amounts to zero.

Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2005	Gross Additions	Gross Reductions	Shares March 31, 2006	Dividend Income

Robbins & Myers, Inc. (d)	754,500	–	253,200	501,300	$41,498

(d)	Not an affiliate as of March 31, 2006.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS GOVERNMENT BOND FUND

Principal	Security	Value
MORTGAGES – (53.49%)

FANNIE MAE – (5.32%)
$1,138,434	Fannie Mae, 3.50%, 03/25/16	$1,109,391
1,395,314	Fannie Mae, 4.00%, 10/25/23	1,377,824

	Total FANNIE MAE – (identified cost $2,494,996)	2,487,215

FANNIE MAE POOLS – (24.15%)
407,526	6.324%, 10/01/08 Pool No. 380999	407,614
5,476,504	6.00%, 09/01/17 Pool No. 665776	5,556,883
1,672,718	4.876%, 03/01/35 Pool No. 773269 (b)	1,634,995
1,793,673	4.743%, 05/01/35 Pool No. 826242 (b)	1,752,211
1,994,066	5.029%, 01/01/36 Pool No. 848973 (b)	1,946,385

	Total FANNIE MAE POOLS – (identified cost $11,548,479)	11,298,088

FREDDIE MAC POOLS – (24.02%)
136,323	5.50%, 10/01/06 Pool No. M90680	135,768
2,624,728	4.00%, 03/01/08 Pool No. M90802	2,579,287
1,534,977	4.50%, 03/01/08 Pool No. M90803	1,520,661
1,526,123	3.50%, 08/01/08 Pool No. M90830	1,477,950
1,960,951	3.00%, 04/01/10 Pool No. M90982	1,848,871
746,319	3.00%, 10/01/10 Pool No. M91001	698,998
983,036	3.50%, 04/01/12 Pool No. M80974	923,163
967,195	6.50%, 01/01/15 Pool No. G11063	986,116
1,049,071	6.00%, 10/01/16 Pool No. E01054	1,063,037

	Total FREDDIE MAC – (identified cost $11,472,986)	11,233,851

	Total Mortgages – (identified cost $25,516,461)	25,019,154

GOVERNMENT AGENCY NOTES – (40.06%)
5,000,000	Fannie Mae, 7.125%, 03/15/07	5,091,018
2,000,000	Fannie Mae, 6.00%, 05/15/08	2,035,036
1,000,000	Federal Home Loan Bank, 2.60%, 09/26/06	988,589
1,900,000	Federal Home Loan Bank, 3.875%, 09/14/07	1,867,028
1,000,000	Federal Home Loan Bank, 4.00%, 06/13/08	976,710
300,000	Federal Home Loan Bank, 5.37%, 07/12/11	296,938
5,000,000	Freddie Mac, 5.50%, 07/15/06	5,008,347
1,500,000	Freddie Mac, 3.00%, 09/29/06	1,486,097
1,000,000	Freddie Mac, 3.00%, 11/17/06	987,861

	Total Government Agency Notes – (identified cost $18,992,281)	18,737,624

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS GOVERNMENT BOND FUND – (Continued)

Principal	Security	Value
SHORT TERM INVESTMENTS – (6.56%)

$625,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.80%,
	04/03/06, dated 03/31/06, repurchase value of $625,250 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	5.00%-6.00%, 07/01/35-04/01/36, total market value $637,500)	$625,000
955,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.81%,
	04/03/06, dated 03/27/06, repurchase value of $955,893 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account
	4.50%-6.50%, 10/01/18-03/01/36, total market value $974,100)	955,000
1,488,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.83%,
	04/03/06, dated 03/31/06, repurchase value of $1,488,599 (collateralized
	by: U.S. Government agency mortgages and obligations in a pooled
	cash account, 4.375%-6.125%, 09/17/10-02/01/36, total market
	value $1,517,760)	1,488,000

Total Short Term Investments – (identified cost $3,068,000)	3,068,000

Total Investments – (100.11%) – (identified cost $47,576,742) – (a)	46,824,778
Liabilities Less Other Assets – (0.11%)	(50,312)
Net Assets – (100.00%)	$46,774,466

(a)    Aggregate cost for Federal Income Tax purposes is $47,576,742. At March 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$101
Unrealized depreciation	(752,065)
Net unrealized depreciation	$(751,964)

(b)    The interest rates on adjustable rate securities, shown as of March 31, 2006, may change daily or less frequently and are based on indices of market interests rates.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND

Principal	Security	Value
FANNIE MAE – (11.17%)
$8,730,000	2.35%, 04/29/06	$8,720,979
10,000,000	4.78%, 05/09/06 (b)	9,999,804
5,000,000	2.50%, 05/10/06	4,992,185
3,235,000	2.25%, 05/15/06	3,226,362
1,000,000	2.41%, 05/26/06	997,396
2,475,000	3.02%, 06/01/06	2,470,823
500,000	2.00%, 06/09/06	497,636
5,000,000	1.75%, 06/16/06	4,975,793
500,000	2.75%, 08/11/06	496,569
3,400,000	4.05%, 08/14/06	3,390,198
3,000,000	2.55%, 08/17/06	2,976,086
500,000	2.77%, 08/25/06	496,212
1,000,000	3.01%, 11/17/06	987,634
2,000,000	2.125%, 12/29/06	1,959,509
5,500,000	3.51%, 01/05/07	5,444,997

	Total FANNIE MAE – (identified cost $51,632,183)	51,632,183

FEDERAL FARM CREDIT BANK – (6.71%)
1,000,000	2.88%, 06/29/06	997,945
10,000,000	4.60%, 07/14/06 (b)	10,000,000
20,000,000	4.57%, 11/13/06 (b)	19,998,129

	Total Federal Farm Credit Bank – (identified cost $30,996,074)	30,996,074

FEDERAL HOME LOAN BANK – (33.63%)
5,000,000	1.86%, 04/07/06	4,998,822
2,500,000	2.50%, 04/11/06	2,498,988
8,000,000	4.00%, 04/21/06	7,999,906
8,000,000	4.25%, 04/25/06 (c)	8,000,000
1,500,000	2.02%, 04/28/06	1,498,239
5,050,000	4.49%, 04/28/06 (b)	5,049,733
3,120,000	2.125%, 05/15/06	3,111,001
3,000,000	2.25%, 05/15/06	2,993,248
1,100,000	3.00%, 05/15/06	1,097,984
7,940,000	5.375%, 05/15/06	7,950,768
5,040,000	2.875%, 05/23/06	5,030,950
1,500,000	4.00%, 05/30/06	1,499,038
1,040,000	3.00%, 06/01/06	1,038,384
1,500,000	2.58%, 06/15/06	1,494,824
1,270,000	4.15%, 06/22/06 (c)	1,270,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Principal	Security	Value
FEDERAL HOME LOAN BANK – (Continued)
$1,000,000	2.25%, 06/23/06	$996,375
1,500,000	4.15%, 07/11/06 (c)	1,497,933
22,500,000	4.00%, 07/21/06 (c)	22,500,000
10,000,000	2.30%, 07/28/06	9,935,546
15,000,000	4.57%, 08/02/06 (b)	15,000,000
1,000,000	2.50%, 09/11/06	989,667
7,150,000	4.30%, 10/30/06	7,125,234
30,000,000	4.705%, 11/09/06 (b)	30,000,000
4,000,000	3.05%, 11/27/06	3,950,324
2,000,000	2.29%, 12/11/06	1,964,517
2,000,000	2.20%, 12/26/06	1,963,221
4,000,000	4.80%, 02/27/07	3,992,900

	Total Federal Home Loan Bank – (identified cost $155,447,602)	155,447,602

FREDDIE MAC – (10.18%)
5,000,000	2.50%, 05/05/06	4,991,888
2,000,000	2.75%, 05/05/06	1,997,022
5,000,000	2.75%, 05/05/06	4,993,598
4,500,000	2.60%, 05/12/06	4,491,356
4,295,000	2.15%, 06/02/06	4,282,343
1,000,000	2.50%, 06/12/06 (c)	996,719
2,000,000	1.875%, 06/30/06	1,989,683
3,000,000	2.09%, 07/06/06	2,981,200
1,000,000	2.03%, 07/07/06	993,977
2,000,000	2.00%, 07/14/06	1,986,922
8,000,000	4.00%, 08/11/06	7,979,503
500,000	2.50%, 08/24/06	495,740
8,000,000	2.75%, 10/15/06	7,900,018
1,000,000	2.45%, 12/11/06	984,450

	Total FREDDIE MAC – (identified cost $47,064,419)	47,064,419

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Principal	Security	Value
REPURCHASE AGREEMENTS – (38.25%)

$31,200,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.80%,
	04/03/06, dated 03/31/06, repurchase value of $31,212,480
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.00%, 07/01/35-04/01/36, total market
	value $31,824,000)	$31,200,000
71,288,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.81%,
	04/03/06, dated 03/27/06, repurchase value of $71,354,674
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-6.50%, 10/01/18-03/01/36, total market
	value $72,713,760)	71,288,000
74,287,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.83%,
	04/03/06, dated 03/31/06, repurchase value of $74,316,901
	(collateralized by: U.S. Government agency mortgages and obligations in
	a pooled cash account, 4.375%-6.125%, 09/17/10-02/01/36, total
	market value $75,772,740)	74,287,000

Total Repurchase Agreements – (identified cost $176,775,000)	176,775,000

Total Investments – (99.94%) – (identified cost $461,915,278) – (a)	461,915,278
Other Assets Less Liabilities – (0.06%)	260,195
Net Assets – (100%)	$462,175,473

(a)	Aggregate cost for Federal Income Tax Purposes is $461,915,278.

(b)    The interest rates on floating rate securities, shown as of March 31, 2006, may change daily or less frequently and are based on indices of market interests rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(c)    Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS FINANCIAL FUND

Shares	Security	Value
COMMON STOCK – (99.96%)

CAPITAL GOODS – (7.25%)
2,450,000	Tyco International Ltd.	$65,856,000
CAPITAL MARKETS – (3.28%)
660,300	Ameriprise Financial, Inc.	29,753,118
COMMERCIAL BANKS – (5.10%)
1,208,000	Commerce Bancorp, Inc.	44,273,200
75,700	ICICI Bank Ltd., ADR	2,095,376
		46,368,576
COMMERCIAL SERVICES & SUPPLIES – (7.46%)
883,750	D&B Corp.*	67,765,950
CONSUMER FINANCE – (15.16%)
1,949,000	American Express Co.	102,419,950
815,000	First Marblehead Corp.	35,248,750
		137,668,700
CONSUMER SERVICES – (1.89%)
791,000	H&R Block, Inc.	17,125,150
DIVERSIFIED FINANCIAL SERVICES – (11.54%)
1,019,560	JPMorgan Chase & Co.	42,454,478
872,600	Moody’s Corp.	62,355,996
		104,810,474
FOOD, BEVERAGE, & TOBACCO – (2.69%)
345,000	Altria Group, Inc.	24,446,700
LIFE & HEALTH INSURANCE – (1.17%)
208,700	China Life Insurance Co., Ltd., ADR*	10,654,135
MATERIALS – (2.92%)
459,000	Sealed Air Corp.	26,562,330
MULTI-LINE INSURANCE – (11.48%)
826,796	American International Group, Inc.	54,642,948
490,200	Loews Corp.	49,608,240
		104,251,188
PROPERTY & CASUALTY INSURANCE – (10.99%)
276	Berkshire Hathaway Inc., Class A*	24,936,600
337,300	FPIC Insurance Group, Inc.*	12,682,480
88,200	Markel Corp.*	29,783,376
311,000	Progressive Corp. (Ohio)	32,424,860
		99,827,316
REINSURANCE – (11.50%)
225,000	Everest Re Group, Ltd.	21,008,250
1,428,187	Transatlantic Holdings, Inc.	83,477,530
		104,485,780

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS FINANCIAL FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

THRIFT & MORTGAGE FINANCE – (7.53%)
1,007,400	Golden West Financial Corp.	$68,402,460

Total Common Stock – (identified cost $435,914,965)	907,977,877

Total Investments – (99.96%) – (identified cost $435,914,965) – (a)	907,977,877
Other Assets Less Liabilities – (0.04%)	329,791
Net Assets – (100%)	$908,307,668

*Non-Income Producing Security.

(a)    Aggregate cost for Federal Income Tax purposes is $435,914,965. At March 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$472,062,912
Unrealized depreciation	–
Net unrealized appreciation	$472,062,912

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS APPRECIATION & INCOME FUND

Shares/Principal	Security	Value
CONVERTIBLE PREFERRED STOCK – (5.87%)

CAPITAL GOODS – (1.83%)
166,700	United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd.	$7,876,575
PROPERTY & CASUALTY INSURANCE – (0.77%)
137,420	Travelers Property Casualty Corp., 4.50%, 04/15/32, Conv. Pfd.	3,296,706
TRANSPORTATION – (1.24%)
161,300	Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd.	5,344,675
UTILITIES – (2.03%)
186,910	AES Trust III, 6.75%, 10/15/29, Conv. Pfd.	8,721,221

	Total Convertible Preferred Stock – (identified cost $19,820,439)	25,239,177

CONVERTIBLE BONDS – (42.81%)

CAPITAL GOODS – (4.57%)
$17,600,000	Masco Corp., Series B Conv. Sr. Notes, Zero Cpn., 2.98%,
	07/20/31 (c)(d)	8,184,000
5,500,000	Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23	8,538,750
3,000,000	Quanta Services, Inc., Conv. Sub. Notes, 4.00%, 07/01/07	2,913,750
		19,636,500
COMMERCIAL SERVICES & SUPPLIES – (8.15%)
9,160,000	NCO Group Inc., Conv. Sub. Notes, 4.75%, 04/15/06	9,137,100
15,710,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero Cpn., 08/01/23 (e)	15,808,188
10,000,000	Waste Connections, Inc., Ser. 144A Conv. Sr. Notes, 3.75%, 04/01/26 (b)	10,125,000
		35,070,288
CONSUMER FINANCE – (2.69%)
11,100,000	American Express Co., Conv. Sr. Notes, 1.85%/Zero Cpn., 12/01/33 (e)	11,557,875
ENERGY – (4.56%)
12,400,000	Lehman Brothers Holdings Inc., Conv. Notes, (Convertible into
	Devon Energy Corp.), 0.25%, 08/23/11 (f)	19,592,000
FOOD & STAPLES RETAILING – (0.80%)
2,800,000	Costco Wholesale Corp., Conv. Sub. Notes, Zero Cpn., 1.03%,
	08/19/17 (c)(d)	3,458,000
HEALTH CARE EQUIPMENT & SERVICES – (3.13%)
22,900,000	Universal Health Services, Inc., Conv. Deb., 0.426%, 06/23/20	13,482,375
MATERIALS – (2.75%)
12,000,000	Sealed Air Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 06/30/33 (b)	11,820,000
MOVIES & ENTERTAINMENT – (2.23%)
16,050,000	News America Inc., Conv. Notes, Zero Cpn., 3.38%, 02/28/21 (c)(d)	9,589,875

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Principal	Security	Value
CONVERTIBLE BONDS – (Continued)

MULTI-LINE INSURANCE – (3.45%)
$2,500,000	American International Group, Inc., Conv. Sr. Deb., Zero Cpn., 1.76%,
	11/09/31 (c)(d)	$1,715,625
13,895,000	American International Group, Inc., Conv. Sr. Notes, 0.50%, 05/15/07	13,130,775
		14,846,400
PHARMACEUTICALS & BIOTECHNOLOGY – (0.88%)
4,400,000	Valeant Pharmaceuticals International, Conv. Sub. Notes,
	4.00%, 11/15/13	3,784,000
REAL ESTATE – (2.23%)
8,500,000	Vornado Realty L.P., Conv. Sr. Deb., 3.875%, 04/15/25	9,573,125
RESIDENTIAL/COMMERCIAL BUILDING – (0.42%)
1,600,000	WCI Communities, Inc., Conv. Sr. Sub. Notes, 4.00%, 08/05/23	1,828,000
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT – (6.95%)
5,260,000	Fairchild Semiconductor Corp., Conv. Sr. Sub., 5.00%, 11/01/08	5,220,550
17,000,000	Intel Corp., Ser. 144A Conv. Deb., 2.95%, 12/15/35 (b)	14,662,500
10,220,000	International Rectifier Corp., Conv. Sub. Notes, 4.25%, 07/15/07	10,002,825
		29,885,875

Total Convertible Bonds – (identified cost $175,459,782)	184,124,313

CORPORATE BONDS – (1.93%)

AUTOMOTIVE RETAIL – (0.41%)
1,900,000	AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15	1,768,826
ENERGY – (0.32%)
1,300,000	Occidental Petroleum Corp., Sr. Notes, 6.75%, 01/15/12	1,392,592
HOUSEHOLD & PERSONAL PRODUCTS – (1.20%)
6,000,000	Avon Products, Inc., Sr. Notes, 4.20%, 07/15/18	5,152,812

Total Corporate Bonds – (identified cost $8,762,456)	8,314,230

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (24.15%)

AUTOMOTIVE RETAIL – (1.46%)
62,900	AutoZone, Inc.*	$6,270,501
CAPITAL GOODS – (2.10%)
126,400	Masco Corp.	4,106,736
306,700	Quanta Services, Inc.*	4,913,334
		9,020,070
COMMERCIAL BANKS – (0.91%)
234,369	HSBC Holdings PLC	3,929,407
COMMERCIAL SERVICES & SUPPLIES – (1.09%)
118,000	Waste Connections, Inc.*	4,697,580
DEPARTMENT STORES – (1.97%)
140,350	J. C. Penney Co., Inc.	8,478,544
DIVERSIFIED FINANCIAL SERVICES – (1.22%)
111,500	Citigroup Inc.	5,266,145
ENERGY – (0.31%)
14,500	Occidental Petroleum Corp.	1,343,425
FOOD & STAPLES RETAILING – (0.82%)
64,900	Costco Wholesale Corp.	3,518,878
HOUSEHOLD & PERSONAL PRODUCTS – (2.27%)
313,000	Avon Products, Inc.	9,756,210
MOVIES & ENTERTAINMENT – (0.47%)
115,000	News Corp., Class B	2,019,400
MULTI-LINE INSURANCE – (0.38%)
24,900	American International Group, Inc.	1,645,641
REAL ESTATE – (8.58%)
245,667	General Growth Properties, Inc.	12,005,746
245,160	SL Green Realty Corp.	24,883,740
		36,889,486
SEMICONDUCTORS & SEMICONDUCTOR – (1.27%)
131,700	International Rectifier Corp.*	5,456,331
SOFTWARE & SERVICES – (1.30%)
103,000	SAP AG, ADR	5,594,960

Total Common Stock – (identified cost $55,073,301)	103,886,578

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Principal	Security	Value
SHORT TERM INVESTMENTS – (24.85%)

$22,293,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.80%,
	04/03/06, dated 03/31/06, repurchase value of $22,301,917
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.00%, 07/01/35-04/01/36, total
	market value $22,738,860)	$22,293,000
31,507,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.81%, 04/03/06,
	dated 03/27/06, repurchase value of $31,536,468 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	4.50%-6.50%, 10/01/18-03/01/36, total market value $32,137,140)	31,507,000
53,078,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.83%
	04/03/06, dated 03/31/06, repurchase value of $53,099,364
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.375%-6.125%, 09/17/10-02/01/36
	total market value $54,139,560)	53,078,000

Total Short Term Investments – (identified cost $106,878,000)	106,878,000

Total Investments – (99.61%) – (identified cost $365,993,978) – (a)	428,442,298
Other Assets Less Liabilities – (0.39%)	1,676,083
Net Assets – (100.00%)	$430,118,381

*Non-Income Producing Security.

(a)    Aggregate cost for Federal Income Tax purposes is $366,115,992. At March 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$66,957,429
Unrealized depreciation	(4,631,123)
Net unrealized appreciation	$62,326,306

(b)    These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $36,607,500, or 8.51% of the Fund’s net assets, as of March 31, 2006.

(c)    As of March 31, 2006, zero coupon bonds represented $22,947,500, or 5.34% of the Fund’s net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d)	Zero coupon bonds reflect effective yield on the date of purchase.

(e)    Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

(f)    Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Appreciation & Income Fund was $19,592,000, or 4.56% of the Fund’s net assets as of March 31, 2006.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS REAL ESTATE FUND

Shares	Security	Value
COMMON STOCK – (93.03%)

APARTMENT REITS – (5.59%)
604,800	American Campus Communities, Inc.	$15,670,368
894,521	United Dominion Realty Trust, Inc.	25,529,629
		41,199,997
BUILDING PRODUCTS – (0.99%)
129,200	Florida Rock Industries, Inc.	7,263,624
DIVERSIFIED REITS – (12.29%)
785,100	Cousins Properties, Inc.	26,245,893
720,973	Duke Realty Corp.	27,360,925
1,036,100	Spirit Finance Corp.	12,640,420
254,062	Vornado Realty Trust	24,389,952
		90,637,190
HEALTH CARE REITS – (2.97%)
661,000	Ventas, Inc.	21,931,980
MORTGAGE REITS – (1.30%)
384,300	Gramercy Capital Corp.	9,580,599
OFFICE PROPERTY REITS – (20.01%)
334,013	Alexandria Real Estate Equities, Inc.	31,841,459
300,742	Boston Properties, Inc.	28,044,191
415,400	Columbia Equity Trust, Inc.	7,302,732
716,238	Corporate Office Properties Trust	32,760,726
469,158	SL Green Realty Corp.	47,619,537
		147,568,645
REAL ESTATE OPERATIONS/DEVELOPMENT – (14.88%)
1,644,983	Brixton PLC	14,061,320
371,700	Capital & Regional PLC	7,445,973
330,819	Derwent Valley Holdings PLC	9,299,692
807,284	Forest City Enterprises, Inc., Class A	38,063,441
433,100	Hammerson PLC	9,330,598
553,800	Liberty International PLC	11,324,760
254,900	St. Joe Company	16,017,916
360,600	Slough Estates PLC	4,178,796
		109,722,496
REGIONAL MALL REITS – (10.45%)
800,957	General Growth Properties, Inc.	39,142,769
187,200	Macerich Co.	13,843,440
135,200	Pennsylvania REIT	5,948,800
215,053	Simon Property Group, Inc.	18,094,559
		77,029,568

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

SHOPPING CENTER REITS – (14.54%)
550,708	Developers Diversified Realty Corp.	$30,151,263
719,490	Kimco Realty Corp.	29,240,074
313,400	Pan Pacific Retail Properties, Inc.	22,220,060
381,078	Regency Centers Corp.	25,604,631
		107,216,028
TRANSPORTATION – (2.95%)
363,400	Alexander & Baldwin, Inc.	17,326,912
82,500	Florida East Coast Industries, Inc.	4,446,750
		21,773,662
WAREHOUSE & INDUSTRIAL REITS – (7.06%)
314,000	AMB Property Corp.	17,040,780
654,892	ProLogis	35,036,722
		52,077,502

Total Common Stock – (identified cost $439,362,042)	686,001,291

PREFERRED STOCK – (0.46%)

APARTMENT REITS – (0.46%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	2,288,787
32,000	Equity Residential, 8.60%, Series D, Cum. Pfd.	836,320
10,000	Equity Residential, 9.125%, Series C, Cum. Pfd.	254,000

Total Preferred Stock – (identified cost $2,204,017)	3,379,107

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Principal	Security	Value
SHORT TERM INVESTMENTS – (6.53%)

$7,955,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.80%,
	04/03/06, dated 03/31/06, repurchase value of $7,958,182 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	5.00%-6.00%, 07/01/35-04/01/36, total market value $8,114,100)	$7,955,000
21,211,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.81%,
	04/03/06, dated 03/27/06, repurchase value of $21,230,838
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account 4.50%-6.50%, 10/01/18-03/01/36, total
	market value $21,635,220)	21,211,000
18,939,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.83%,
	04/03/06, dated 03/31/06, repurchase value of $18,946,623
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.375%-6.125%, 09/17/10-02/01/36,
	total market value $19,317,780)	18,939,000

Total Short Term Investments – (identified cost $48,105,000)	48,105,000

Total Investments – (100.02%) – (identified cost $489,671,059) – (a)	737,485,398
Other Liabilities Less Assets – (0.02%)	(116,931)
Net Assets – (100.00%)	$737,368,467

(a)    Aggregate cost for Federal Income Tax purposes is $491,193,694. At March 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$247,524,119
Unrealized depreciation	(1,232,415)
Net unrealized appreciation	$246,291,704

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2006

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 30, 2006